Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of cash flows - USD ($)	2 Months Ended	5 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (83,312)	$ (363,622)
Adjustment to reconcile net loss to net cash used in operating activities	73,163	73,163
Net cash used in operating activities	(528,167)	(685,943)
Net cash used in investing activities	(345,000,000)	(345,000,000)
Net cash provided by financing activities	346,608,766	346,608,766
Net change in cash	1,080,599	922,823
Restatement Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	(5,463,580)	(27,679,790)
Adjustment to reconcile net loss to net cash used in operating activities	5,463,580	27,679,790
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	(5,546,892)
Adjustment to reconcile net loss to net cash used in operating activities	5,536,743
Net cash used in operating activities	(528,167)
Net cash used in investing activities	(345,000,000)
Net cash provided by financing activities	346,608,766
Net change in cash	$ 1,080,599